Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Statement of comprehensive income [abstract]
Net income	[1]	$ 2,092	$ 2,199	$ 2,146	$ 4,291	$ 3,904
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	[1]	753	(1,752)	1,073	(999)	1,616
Net gains (losses) on hedges of net investments in foreign operations	[1]	(375)	616	(556)	241	(540)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	[1]	4	(5)		(1)	8
Net gains (losses) on hedges of net investments in foreign operations	[1]	(106)	168	(157)	62	(163)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	[1]	480	(1,299)	674	(819)	1,231
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	[1]	(1,712)	2,378	352	666	1,586
Reclassification of net (gains) losses to net income	[1]	1,435	(1,538)	(89)	(103)	(880)
Income tax expense (benefit):
Net gains (losses) in fair value	[1]	(458)	639	114	181	402
Reclassification of net (gains) losses to net income	[1]	385	(402)	(52)	(17)	(230)
Other comprehensive income net of tax available for sale financial assets net of tax	[1]	(204)	603	201	399	534
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	[1]	(723)	1,647	1,425	924	4,901
Reclassification of net (gains) losses to net income	[1]	(89)	(145)	(1,573)	(234)	(4,329)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	[1]	(235)	497	414	262	1,397
Reclassification of net (gains) losses to net income	[1]	13	(72)	(462)	(59)	(1,260)
Other comprehensive income net of tax cash flow hedges	[1]	(590)	1,077	(100)	487	435
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	[1]	(1)	8	2	7	(5)
Income tax expense (benefit)	[1]	(1)	2		1	(2)
Other comprehensive income on finance income/(expense) from insurance contracts	[1]		6	2	6	(3)
Other comprehensive income (loss) from investments in associates	[1]	1	(4)	1	(3)	(12)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	[1]	289	(530)	(225)	(241)	(444)
Income tax expense (benefit)	[1]	81	(153)	(63)	(72)	(132)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	[1]	208	(377)	(162)	(169)	(312)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	[1]	(59)	240	(48)	181	53
Income tax expense (benefit)	[1]	(36)	60	(15)	24	(5)
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	[1]	(23)	180	(33)	157	58
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[1]	(474)	(411)	1,661	(885)	571
Income tax expense (benefit)	[1]	(132)	(114)	461	(246)	177
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[1]	(342)	(297)	1,200	(639)	394
Other comprehensive income (loss) from investments in associates	[1]		1		1	2
Other comprehensive income (loss)	[1]	(470)	(110)	1,783	(580)	2,327
Comprehensive income (loss)	[1]	1,622	2,089	3,929	3,711	6,231
Comprehensive income (loss) attributable to non-controlling interests	[1]	60	(18)	73	42	131
Comprehensive income (loss) attributable to equity holders of the Bank	[1]	1,562	2,107	3,856	3,669	6,100
Preferred shareholders and other equity instrument holders	[1]	123	108	104	231	205
Common shareholders	[1]	$ 1,439	$ 1,999	$ 3,752	$ 3,438	$ 5,895

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.